Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Summary of realized gains and losses for derivative instruments
Total derivative losses	$ (108)	[1]	$ (1,302)	[1]	$ (1,082)	[1]
Change in embedded derivatives on guaranteed benefit annuity programs	(1,271)	[2]	1,751	[2]	1,185	[2]
Other revenue on guaranteed benefit annuity programs	292		256		211
Change in embedded derivative liabilities and related fees	(979)		2,007		1,396
Net realized derivative gains	(1,087)		705		314
Designated as Hedging Instrument [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses			(1)		(1)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	142		(209)		(125)
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(79)		(776)		(665)
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(195)		(321)		(343)
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	4		(9)		(1)
Not Designated as Hedging Instrument [Member] | Net Interest Settlements [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	$ 20		$ 14		$ 53

[1]	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company's statutory surplus position.
[2]	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.